OPERATING LEASES AS LESSOR (Tables)	12 Months Ended
Jun. 30, 2018
Leases [Abstract]
Minimum Lease Payment to Be Received For Operating Leases [Table Text Block]
The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2019	$1,558
2020	1,604
2021	1,653
2022	1,702
2023	1,753

Total minimum lease payments to be received in the next five years	$8,270